DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE - Carrying Amounts (Details) - USD ($)					1 Months Ended				2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	7 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended			21 Months Ended	36 Months Ended
	Feb. 12, 2021	Aug. 17, 2020	Jul. 23, 2020	May 28, 2020	Jun. 30, 2020	Jan. 31, 2020	Jan. 31, 2019	Dec. 31, 2017	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2021	May 26, 2020	Jun. 30, 2019
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																										0
Fair value							$ 190,303															$ 190,303		$ 190,303
Amortization of deferred loss																				$ 9,068,689	$ 3,494,501
Fair value adjustment																								(17,505)
Balance, Derivative financial liability	$ 1,898,959																		$ 9,898,475	9,898,475			$ 9,898,475	9,898,475
Derivative financial liability and convertible note
2020 Convertible notes and warrants and derivative liabilities, non-current										$ 1,484,529			$ 1,484,529	$ 1,484,529	$ 1,484,529	$ 1,484,529		$ 1,484,529	1,788,244	1,788,244	1,484,529		1,788,244	1,788,244
Deferred loss on 2021 derivative warrant liabilities																			9,898,475	9,898,475			9,898,475	9,898,475
2021 Derivative warrant liabilities																			$ 405,508	$ 405,508			$ 405,508	405,508
Series A Units
Carrying amounts of derivative financial liability and convertible notes
Fair value							35,693															35,693		35,693
Fair value adjustment																								(5,575)
Series B Units
Carrying amounts of derivative financial liability and convertible notes
Fair value							82,523															82,523		82,523
Fair value adjustment																								(5,253)
Series E Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value							$ 72,087															72,087		72,087
Fair value adjustment																								$ (6,677)
January 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																			250,000	250,000			250,000	250,000
Fair value																				$ 11,347
Add: Deferred loss						$ (223,791)
Amortization of deferred loss																				20,504	63,064
Fair value adjustment on exercised warrants						(3,885,746)															(969,133)
Fair value adjustment																				(1,616)	(1,824,698)
Fair value adjustment, realized gain (loss)						422,102															(957,847)
Derecognition of deferred loss									$ 93,813		$ 76,473
Balance, Derivative financial liability										11,347			11,347	11,347	11,347	11,347		11,347	$ 30,235	$ 30,235	11,347		$ 30,235	$ 30,235
Unrealized Gain on Warrants Exercised						3,885,746															969,133
May 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																			648,910	648,910			648,910	648,910
Fair value					$ 4,526,732										4,526,732					$ (256,639)
Add: Deferred loss															(2,464,696)
Amortization of deferred loss															126,997					141,414
Fair value adjustment															(1,641,185)					(231,862)
Derecognition of deferred loss															(1,843,332)
Balance, Derivative financial liability										(256,639)			(256,639)	(256,639)	(256,639)	(256,639)		(256,639)	$ (347,087)	$ (347,087)	(256,639)		$ (347,087)	$ (347,087)
Number of warrants exercised		501,000	1,424,049
2020 June Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																			2,912,277	2,912,277			2,912,277	2,912,277
Fair value																				$ (49,176)
Add: Deferred loss														(448,877)
Amortization of deferred loss														121,751						180,220
Fair value adjustment														(2,127,007)						(235,947)
Balance, Derivative financial liability										(49,176)			(49,176)	(49,176)	(49,176)	(49,176)		(49,176)	$ (104,903)	$ (104,903)	(49,176)		$ (104,903)	$ (104,903)
2020 August Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																			3,274,579	3,274,579			3,274,579	3,274,579
Fair value																				$ (2,195,092)
Add: Deferred loss													(3,167,758)							87,118
Amortization of deferred loss													611,854							1,250,393
Fair value adjustment													(3,150,303)							(177,403)
Fair value adjustment, realized gain (loss)																				(48,244)
Balance, Derivative financial liability										(2,195,092)			(2,195,092)	(2,195,092)	(2,195,092)	(2,195,092)		(2,195,092)	$ (1,164,084)	$ (1,164,084)	(2,195,092)		$ (1,164,084)	$ (1,164,084)
Number of warrants exercised	125,000
2020 December Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																			4,402,324	4,402,324			4,402,324	4,402,324
Fair value						2,051,657						$ 2,051,657								$ 1,184,291	2,051,657
Add: Deferred loss										(1,278,414)
Amortization of deferred loss										40,279
Fair value adjustment										370,769
Balance, Derivative financial liability										1,184,291			1,184,291	1,184,291	1,184,291	1,184,291	$ 2,051,657	1,184,291			1,184,291	2,051,657
Number of warrants exercised	1,828,479
2020 Settlement Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																			500,000	500,000			500,000	500,000
Fair value						807,977						807,977								$ 201,673	807,977
Fair value adjustment																				(197,134)	(606,304)
Balance, Derivative financial liability				$ 807,977						201,673			201,673	201,673	201,673	201,673	807,977	201,673	$ 4,539	$ 4,539	201,673	807,977	$ 4,539	$ 4,539
2020 Repayment Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																			650,296	650,296			650,296	650,296
Fair value																				$ 9,448
Fair value adjustment																				(9,374)	(152,272)
Balance, Derivative financial liability										9,448			9,448	9,448	9,448	9,448		9,448	$ 74	$ 74	9,448		$ 74	$ 74
2021 Derivative Warrant
Carrying amounts of derivative financial liability and convertible notes
Number of warrants outstanding																			18,000,000	18,000,000			18,000,000	18,000,000
Fair value																			$ 15,666,819
Add: Deferred loss																			(15,666,819)
Amortization of deferred loss																			5,768,343
Fair value adjustment																			(15,261,310)
Balance, Derivative financial liability																			(9,492,967)	$ (9,492,967)			$ (9,492,967)	$ (9,492,967)
Derivative financial liability and convertible note
Deferred loss on 2021 derivative warrant liabilities																			9,898,475	9,898,475			9,898,475	9,898,475
2021 Derivative warrant liabilities																			405,508	$ 405,508			405,508	405,508
Series A Warrants
Carrying amounts of derivative financial liability and convertible notes
Cancellation of Warrants																								(101,750)
Series A Warrants | Series A Units
Carrying amounts of derivative financial liability and convertible notes
Number of warrants cancelled																				35,950,340
Cancellation of Warrants																								(24,480)
Series A Warrants | Series B Units
Carrying amounts of derivative financial liability and convertible notes
Cancellation of Warrants																								(77,270)
Series A Warrants | January 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value									6,145,620
Balance, Derivative financial liability						6,145,620
Number of warrants exercised					1,185,000
Series A Warrants | 2020 June Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value														2,404,957
Balance, Derivative financial liability					$ 2,404,957						2,404,957
Series A Warrants | 2020 August Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value													3,511,115
Series A Warrants | 2020 Repayment Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value																				$ 161,720
Balance, Derivative financial liability										161,720			161,720	161,720	161,720	161,720		161,720			161,720
Series B Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss																						$ (16,931)
Number of warrants exercised																						822,192
Series B Warrants | January 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised					991,940
Series C Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss																						$ (5,638)
Exercise of Warrants																				$ 822,192				(5,638)
Number of warrants exercised																						822,192
Series C Warrants | Series A Units
Carrying amounts of derivative financial liability and convertible notes
Exercise of Warrants																								(5,638)
Series E Warrants
Carrying amounts of derivative financial liability and convertible notes
Cancellation of Warrants																								(65,410)
Series E Warrants | Series E Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants cancelled																				22,431,506
Cancellation of Warrants																								(65,410)
Pre Funded Warrants | January 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised							1,241,490
July 23 warrants | May 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value adjustment on exercised warrants															(2,082,598)
Unrealized Gain on Warrants Exercised															2,082,598
August 17 Warrants | May 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value adjustment on exercised warrants															(565,221)
Unrealized Gain on Warrants Exercised															565,221
February 12 Warrants | 2020 August Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value adjustment on exercised warrants																				$ (80,856)
Unrealized Gain on Warrants Exercised																				80,856
February 12 Warrants | 2020 December Warrants
Carrying amounts of derivative financial liability and convertible notes
Add: Deferred loss																				341,242
Amortization of deferred loss																				401,539
Fair value adjustment on exercised warrants																				(2,545,349)
Fair value adjustment																				(1,375,260)
Fair value adjustment, realized gain (loss)																				1,943,274
Balance, Derivative financial liability																			50,263	50,263			50,263	50,263
Unrealized Gain on Warrants Exercised																				$ 2,545,349
2017 Convertible notes
Carrying amounts of derivative financial liability and convertible notes
Fair value						5,400,189	$ 14,617,336	$ 26,100,900			$ 3,783,494	5,400,189						$ 3,783,494			5,400,189	$ 14,617,336	3,783,494	14,617,336
Add: Deferred loss								$ (5,113,917)
Exercise of Warrants																						(13,095,938)	(1,293,093)
Fair value adjustment Settlement Warrants																							(807,977)
Fair value adjustment																						3,878,791
Fair value adjustment, realized gain (loss)																							1,214,576
Fair value adjustment unrealized loss												(1,599,573)
Fair value adjustment, (unrealized) loss due to changes in credit spread												(17,122)
Re-payment of convertible note																							(2,897,000)
Balance, Derivative financial liability									$ 3,783,494			3,783,494					5,400,189					$ 5,400,189
Derivative financial liability and convertible note
Convertible Notes (non-current)																									$ 1,016,000
2017 Convertible notes | Convertible Notes.
Carrying amounts of derivative financial liability and convertible notes
Number of warrants exercised																		(1,016,000)		(1,016,000)		(11,197,000)
2019 Convertible notes
Carrying amounts of derivative financial liability and convertible notes
Fair value						$ 9,265,480						$ 9,265,480					9,775,000			$ 6,195,357	9,265,480
Fair value adjustment																	(509,520)
Fair value adjustment, realized gain (loss)																					636,154
Fair value adjustment unrealized loss																				104,038	39,730
Fair value adjustment, (unrealized) loss due to changes in credit spread																				288,034	1,292,938
Fair value adjustment, Repayment warrants																					(161,720)
Balance, Derivative financial liability										6,195,357			6,195,357	6,195,357	6,195,357	6,195,357	9,265,480	$ 6,195,357	6,587,429	6,587,429	6,195,357	$ 9,265,480	6,587,429	6,587,429
Derivative financial liability and convertible note
Convertible Notes (current)										38,633			38,633	38,633	38,633	38,633	1,090,561	38,633	38,633	38,633	38,633	1,090,561	38,633	38,633
Convertible Notes (non-current)										6,156,724			6,156,724	6,156,724	6,156,724	6,156,724	$ 8,174,919	6,156,724	6,548,796	6,548,796	6,156,724	$ 8,174,919	6,548,796	6,548,796
2019 Convertible notes | Convertible Note July 23 Conversion
Carrying amounts of derivative financial liability and convertible notes
Re-payment of convertible note																					(3,613,341)
2019 Convertible notes | Convertible Note August 17 Conversion
Carrying amounts of derivative financial liability and convertible notes
Re-payment of convertible note																					(1,263,884)
2020 Convertible notes.
Carrying amounts of derivative financial liability and convertible notes
Fair value																6,449,634				2,616,202
Add: Deferred loss																(3,511,670)
Amortization of deferred loss																516,938				877,916
Fair value adjustment, realized gain (loss)																37,525				3,062
Fair value adjustment unrealized loss																(1,075,620)				(18,134)
Fair value adjustment, (unrealized) loss due to changes in credit spread																199,395				(18,726)
Balance, Derivative financial liability										2,616,202			2,616,202	2,616,202	2,616,202	2,616,202		2,616,202	3,460,320	3,460,320	2,616,202		3,460,320	3,460,320
Derivative financial liability and convertible note
Balance, 2020 Convertible notes and warrants and derivative liabilities										1,522,054			1,522,054	1,522,054	1,522,054	1,522,054		1,522,054	1,828,831	1,828,831	1,522,054		1,828,831	1,828,831
2020 Convertible notes and warrants and derivative liabilities, current										37,525			37,525	37,525	37,525	37,525		37,525	40,587	40,587	37,525		40,587	40,587
2020 Convertible notes and warrants and derivative liabilities, non-current										1,484,529			1,484,529	1,484,529	1,484,529	1,484,529		1,484,529	1,788,244	1,788,244	1,484,529		1,788,244	1,788,244
2020 Convertible notes. | Convertible Notes.
Carrying amounts of derivative financial liability and convertible notes
Fair value																				2,616,202
Balance, Derivative financial liability										2,616,202			2,616,202	2,616,202	2,616,202	2,616,202		2,616,202	3,460,320	3,460,320	2,616,202		3,460,320	3,460,320
2020 Convertible notes. | January 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value																				11,347
Balance, Derivative financial liability										11,347			11,347	11,347	11,347	11,347		11,347	30,235	30,235	11,347		30,235	30,235
2020 Convertible notes. | May 2020 Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value																				(256,639)
Balance, Derivative financial liability										(256,639)			(256,639)	(256,639)	(256,639)	(256,639)		(256,639)	(347,087)	(347,087)	(256,639)		(347,087)	(347,087)
2020 Convertible notes. | 2020 June Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value																				(49,176)
Balance, Derivative financial liability										(49,176)			(49,176)	(49,176)	(49,176)	(49,176)		(49,176)	(104,903)	(104,903)	(49,176)		(104,903)	(104,903)
2020 Convertible notes. | 2020 August Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value																				(2,195,092)
Balance, Derivative financial liability										(2,195,092)			(2,195,092)	(2,195,092)	(2,195,092)	(2,195,092)		(2,195,092)	(1,164,084)	(1,164,084)	(2,195,092)		(1,164,084)	(1,164,084)
2020 Convertible notes. | 2020 December Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value																				1,184,291
Balance, Derivative financial liability										1,184,291			1,184,291	1,184,291	1,184,291	1,184,291		1,184,291	(50,263)	(50,263)	1,184,291		(50,263)	(50,263)
2020 Convertible notes. | 2020 Settlement Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value																				201,673
Balance, Derivative financial liability										201,673			201,673	201,673	201,673	201,673		201,673	4,539	4,539	201,673		4,539	4,539
2020 Convertible notes. | 2020 Repayment Warrants
Carrying amounts of derivative financial liability and convertible notes
Fair value																				9,448
Balance, Derivative financial liability										$ 9,448			$ 9,448	$ 9,448	$ 9,448	$ 9,448		$ 9,448	$ 74	$ 74	$ 9,448		$ 74	$ 74